Related Party Transactions (Details) - Schedule of Remuneration of Key Management Personnel - USD ($)		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Remuneration of Key Management Personnel [Abstract]
Professional fees	[1]	$ 187,913	$ 307,534	$ 91,249
Salaries	[1]	840,650	833,717	144,231
Share based compensation	[2]	1,429,568	3,092,012	6,016,173
Total		$ 2,458,131	$ 4,233,263	$ 6,251,653

[1]	Represents the professional fees and salaries paid to officers and directors.
[2]	Represents the share based compensation for officers and directors.